Financial instruments - Fair values and risk management - Liquidity and capital management (Details) € in Millions, £ in Millions	1 Months Ended		12 Months Ended
	Mar. 31, 2023 EUR (€)	Oct. 31, 2021 GBP (£)	Mar. 31, 2023 EUR (€)	Mar. 31, 2022 EUR (€)	Mar. 31, 2021 EUR (€)	Apr. 30, 2020
Disclosure of detailed information about financial instruments [line items]
Net cash inflow (outflow) in relation to property, plant and equipment			€ (1,782.0)	€ (957.0)	€ 195.0
Cash generated from debt capital market issuances				1,200.0
Repayment of borrowings			€ 1,039.4	1,722.3	€ 950.3
HMT and Bank of England Covid Corporate Financing Facility (CCFF)
Disclosure of detailed information about financial instruments [line items]
Repayment of borrowings | £		£ 600
Borrowings, interest rate					0.46%	0.44%
Unsecured Eurobonds, Euro 850 M
Disclosure of detailed information about financial instruments [line items]
Repayment of borrowings	€ 850.0
Borrowings, interest rate	1.125%		1.125%
EXIM debt
Disclosure of detailed information about financial instruments [line items]
Repayment of borrowings			€ 51.0
Cash and liquid resources
Disclosure of detailed information about financial instruments [line items]
Current financial assets	€ 4,675.0		€ 4,675.0	€ 3,626.0	€ 3,150.0